Consolidated Investment Entities (Tables) (Consolidated investment entities)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Consolidated investment entities
Components of the Consolidated Investment Entities

The following table summarizes the components of the consolidated investment entities, excluding collateral support for certain reinsurance contracts, as of the dates indicated:

	September 30, 2013	December 31, 2012
Assets of Consolidated Investment Entities
VIEs - CLO entities:
Cash and cash equivalents	$238.4	$360.6
Corporate loans, at fair value using the fair value option	4,670.9	3,559.3

Total CLO entities	4,909.3	3,919.9

VOEs - Private equity funds and single strategy hedge funds:
Cash and cash equivalents	75.0	80.2
Limited partnerships/corporations, at fair value	2,912.3	2,931.2
Other assets	27.9	34.3

Total investment funds	3,015.2	3,045.7

Total assets of consolidated investment entities	$7,924.5	$6,965.6

Liabilities of Consolidated Investment Entities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$4,627.1	$3,829.4
Other liabilities	198.6	—

Total CLO entities	4,825.7	3,829.4

VOEs - Private equity funds and single strategy hedge funds:
Other liabilities	324.3	292.4

Total investment funds	324.3	292.4

Total liabilities of consolidated investment entities	$5,150.0	$4,121.8

The following table summarizes the components of the consolidated investment entities, excluding collateral support for certain reinsurance contracts, as of December 31, 2012 and 2011:

	2012	2011
Assets of Consolidated Investment Entities
VIEs – CLO entities:
Cash and cash equivalents	$360.6	$98.3
Corporate loans, at fair value using the fair value option	3,559.3	2,162.9

Total CLO entities	3,919.9	2,261.2

VOEs – Private equity funds and single strategy hedge funds:
Cash and cash equivalents	80.2	38.7
Limited partnerships/corporations, at fair value	2,931.2	2,860.3
Other assets	34.3	15.5

Total investment funds	3,045.7	2,914.5

Total assets of consolidated investment entities	$6,965.6	$5,175.7

Liabilities of Consolidated Investment Entities
VIEs – CLO entities:
CLO notes, at fair value using the fair value option	$3,829.4	$2,057.1

Total CLO entities	3,829.4	2,057.1
VOEs – Private equity funds and single strategy hedge funds:
Other liabilities	292.4	199.5

Total investment funds	292.4	199.5

Total liabilities of consolidated investment entities	$4,121.8	$2,256.6

Schedule of Changes in Fair Value of Level 3 Assets and Liabilities

The following table shows significant unobservable inputs used in the fair value measurement of Level 3 assets and liabilities as of December 31, 2012:

	Assets and Liabilities	Fair Value	Valuation Technique	Unobservable Inputs	Estimate
2012
	CLO Notes	$3,829.4	Discounted Cash Flow	Default Rate	2.0%
				Recovery Rate	70.0%
				Prepayment Rate	20.0%
				Discount Margin	136 bps to 900 bps

Reconciliation of the Beginning and Ending Fair Value Measurements for Level 3 Assets and Liabilities Using Unobservable Inputs

The reconciliation of the beginning and ending fair value measurements for Level 3 assets and liabilities using significant unobservable inputs for the nine months ended September 30, 2013 is presented in the table below:

	Beginning Balance January 1	Purchases	Sales	Gains (Losses) Included in the Condensed Consolidated Statement of Operations	Ending Balance September 30
Assets
VOEs - Private equity funds and single strategy hedge funds:
Limited partnerships/corporations, at fair value	$2,931.2	$484.4	$(608.4)	$105.1	$2,912.3

Total assets, at fair value	$2,931.2	$484.4	$(608.4)	$105.1	$2,912.3

Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$(3,829.4)	$(1,081.2)	$245.9	$37.6	$(4,627.1)

Total liabilities, at fair value	$(3,829.4)	$(1,081.2)	$245.9	$37.6	$(4,627.1)

The reconciliation of the beginning and ending fair value measurements for Level 3 assets and liabilities using significant unobservable inputs for the nine months ended September 30, 2012 is presented in the table below:

	Beginning Balance January 1	Purchases	Sales	Gains (Losses) Included in the Condensed Consolidated Statement of Operations	Ending Balance September 30
Assets
VOEs - Private equity funds and single strategy hedge funds:
Limited partnerships/corporations, at fair value	$2,860.3	$408.5	$(431.3)	$241.1	$3,078.6

Total assets, at fair value	$2,860.3	$408.5	$(431.3)	$241.1	$3,078.6

Liabilities
VIEs - CLO entities:
CLO notes, at fair value using the fair value option	$(2,057.1)	$(723.8)	$2.5	$(124.4)	$(2,902.8)

Total liabilities, at fair value	$(2,057.1)	$(723.8)	$2.5	$(124.4)	$(2,902.8)

The reconciliation of the beginning and ending fair value measurements for Level 3 assets and liabilities using significant unobservable inputs for the year ended December 31, 2012:

	2012
	Beginning Balance January 1	Purchases	Sales	Gains (Losses) Included in the Consolidated Statement of Operations	Ending Balance December 31
Assets
VOEs – Private equity funds and single strategy hedge funds:
Limited partnerships/corporations, at fair value	$2,860.3	$389.8	$(601.1)	$282.2	$2,931.2

Total assets, at fair value	$2,860.3	$389.8	$(601.1)	$282.2	$2,931.2

Liabilities
VIEs – CLO entities:
CLO notes, at fair value using the fair value option	$(2,057.1)	$(1,603.6)	$4.4	$(173.1)	$(3,829.4)

Total liabilities, at fair value	$(2,057.1)	$(1,603.6)	$4.4	$(173.1)	$(3,829.4)

The reconciliation of the beginning and ending fair value measurements for Level 3 assets and liabilities using significant unobservable inputs for the year ended December 31, 2011 is presented in the table below:

	2011
	Beginning Balance January 1	Deconsolidation	Purchases	Sales	Gains (Losses) Included in the Consolidated Statement of Operations	Ending Balance December 31
Assets
VOEs – Private equity funds and single strategy hedge funds:
Limited partnerships/corporations, at fair value	$2,255.3	$(27.1)	$1,630.8	$(1,459.5)	$460.8	$2,860.3

Total assets, at fair value	$2,255.3	$(27.1)	$1,630.8	$(1,459.5)	$460.8	$2,860.3

Liabilities
VIEs – CLO entities:
CLO notes, at fair value using the fair value option	$(1,627.6)	$—	$(404.0)	$1.0	$(26.5)	$(2,057.1)

Total liabilities, at fair value	$(1,627.6)	$—	$(404.0)	$1.0	$(26.5)	$(2,057.1)

Maximum Exposure to Loss

The Company determines its maximum exposure to loss to be: (i) the amount invested in the debt or equity of the VIE and (ii) other commitments and guarantees to the VIE.

	September 30, 2013	December 31, 2012
Carrying amount	$—	$—
Maximum exposure to loss	—	—
Assets of nonconsolidated investment entities	1,718.2	1,792.2
Liabilities of nonconsolidated investment entities	1,685.8	1,772.9

The following table presents the December 31, 2012 and 2011 carrying amounts of total assets and liabilities of the VIEs in which the Company has concluded that it holds a variable interest, but is not the primary beneficiary. The Company determines its maximum exposure to loss to be: (i) the amount invested in the debt or equity of the VIE and (ii) other commitments and guarantees to the VIE.

	2012	2011
Carrying amount	$—	$—
Maximum exposure to loss	—	—
Assets of nonconsolidated investment entities	1,792.2	1,773.0
Liabilities of nonconsolidated investment entities	1,772.9	1,777.1